Description of Business Description of Business (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accrued Restructuring and Support Expenses
Accrued Restructuring and Support Expenses

	Accrued as of
(In millions)	March 31, 2017	December 31, 2016
Forbearance fees and other payments to creditors	$975	$970
Bank Guaranty Settlement	738	734
Issuance of CEC common shares	3,367	2,936
Issuance of CEC convertible notes	1,630	1,600
PropCo call right agreement	131	131
Payment of creditor expenses, settlement charges, and other fees	157	195
Payment to CEOC	35	35
Total accrued	$7,033	$6,601

Accrued Restructuring and Support Expenses

	Accrued as of
(In millions)	December 31, 2016	December 31, 2015
Forbearance fees and other payments to creditors	$970	$484
Bank Guaranty Settlement	734	386
Issuance of CEC common shares	2,936	—
Issuance of CEC convertible notes	1,600	—
PropCo call right agreement	131	—
Payment of creditor expenses, settlement charges, and other fees	195	—
Payment to CEOC	35	35
Total accrued	$6,601	$905

Cash and Available Revolver Capacity
Cash and Available Revolver Capacity

	March 31, 2017
(In millions)	CERP	CGP	CES	Other
Cash and cash equivalents	$224	$1,031	$84	$115
Revolver capacity	270	160	—	—
Revolver capacity drawn or committed to letters of credit	—	—	—	—
Total	$494	$1,191	$84	$115

Cash and Available Revolver Capacity

	December 31, 2016
(In millions)	CERP	CGP	CES	Other
Cash and cash equivalents	$168	$1,050	$107	$188
Revolver capacity	270	160	—	—
Revolver capacity drawn or committed to letters of credit	(40)	—	—	—
Total	$398	$1,210	$107	$188

Collective Bargaining Agreements

Employee Group	Approximate Number of Active Employees Represented	Union	Date on which Collective Bargaining Agreement Becomes Amendable
Las Vegas Culinary Employees	8,700	Culinary Workers Union, Local 226	Various up to July 31, 2018
Atlantic City Food & Beverage and Hotel employees	1,600	UNITE HERE, Local 54	February 28, 2020
Las Vegas Bartenders	1,200	Bartenders Union, Local 165	Various up to July 31, 2018
Las Vegas Dealers	1,800	Transport Workers Union of America and UAW	Various up to September 30, 2019